Business Segments	12 Months Ended
Mar. 31, 2011
Business Segments
Business Segments

27.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group's business segments. In addition, the business segment is based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total operating profit with income (loss) before income tax expense (benefit) under US GAAP.

See Note 28 for financial information relating to the MUFG Group's operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.

The following is a brief explanation of the MUFG Group's business segments.

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic and overseas corporate businesses, including commercial banking, investment banking, trust banking and securities businesses as well as UNBC. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group's corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group's corporate customers. UNBC is a bank holding company in the United States, whose primary subsidiary, Union Bank, is one of the largest commercial banks in California by both total assets and total deposits. Union Bank provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington but also nationally and internationally.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes, and payment of benefits to scheme members.

Global Markets—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUMSS.

Other—Consists mainly of the corporate centers of MUFG, BTMU and MUTB. The elimination of duplicated amounts of net revenue among business segments is also reflected in Other.

Effective March 24, 2011, there were changes made in the managerial accounting methods mainly by transferring the sales and trading business of MUMSS from the Integrated Corporate Banking Business Group segment to the Global Markets segment. The table set forth below has been reclassified to conform to the new basis of managerial accounting:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group	Global Markets	Other	Total
		Domestic	Overseas			Total
(in billions)			Other than UNBC	UNBC	Overseas total
Fiscal year ended March 31, 2009:
Net revenue	¥1,321.3	¥1,012.8	¥356.8	¥256.8	¥613.6	¥1,626.4	¥171.1	¥442.8	¥(227.4)	¥3,334.2
BTMU and MUTB:	733.9	915.1	254.2	—	254.2	1,169.3	70.8	388.2	(263.5)	2,098.7
Net interest income	614.9	470.9	110.5	—	110.5	581.4	—	246.0	10.1	1,452.4
Net fees	108.8	342.9	94.4	—	94.4	437.3	70.8	(10.9)	(42.0)	564.0
Other	10.2	101.3	49.3	—	49.3	150.6	—	153.1	(231.6)	82.3
Other than BTMU and MUTB*	587.4	97.7	102.6	256.8	359.4	457.1	100.3	54.6	36.1	1,235.5
Operating expenses	975.1	508.9	173.3	157.3	330.6	839.5	93.3	118.2	182.3	2,208.4

Operating profit (loss)	¥346.2	¥503.9	¥183.5	¥99.5	¥283.0	¥786.9	¥77.8	¥324.6	¥(409.7)	¥1,125.8

Fiscal year ended March 31, 2010:
Net revenue	¥1,435.2	¥885.4	¥347.3	¥265.3	¥612.6	¥1,498.0	¥157.2	¥594.5	¥(79.8)	¥3,605.1
BTMU and MUTB:	660.0	786.1	229.2	—	229.2	1,015.3	61.2	517.7	(95.4)	2,158.8
Net interest income	541.2	438.6	140.6	—	140.6	579.2	—	355.1	(23.8)	1,451.7
Net fees	107.3	335.8	105.5	—	105.5	441.3	61.2	(13.3)	(46.3)	550.2
Other	11.5	11.7	(16.9)	—	(16.9)	(5.2)	—	175.9	(25.3)	156.9
Other than BTMU and MUTB*	775.2	99.3	118.1	265.3	383.4	482.7	96.0	76.8	15.6	1,446.3
Operating expenses	988.2	464.2	204.0	168.1	372.1	836.3	91.4	113.1	175.5	2,204.5

Operating profit (loss)	¥447.0	¥421.2	¥143.3	¥97.2	¥240.5	¥661.7	¥65.8	¥481.4	¥(255.3)	¥1,400.6

Fiscal year ended March 31, 2011:
Net revenue	¥1,347.5	¥893.6	¥347.1	¥267.2	¥614.3	¥1,507.9	¥157.0	¥556.2	¥(37.2)	¥3,531.4
BTMU and MUTB:	635.6	795.5	250.5	—	250.5	1,046.0	59.5	616.4	(45.3)	2,312.2
Net interest income	511.8	428.2	129.8	—	129.8	558.0	—	314.7	2.2	1,386.7
Net fees	116.6	308.4	105.6	—	105.6	414.0	59.5	(10.0)	(47.6)	532.5
Other	7.2	58.9	15.1	—	15.1	74.0	—	311.7	0.1	393.0
Other than BTMU and MUTB*	711.9	98.1	96.6	267.2	363.8	461.9	97.5	(60.2)	8.1	1,219.2
Operating expenses	945.0	460.1	202.7	174.9	377.6	837.7	97.2	105.1	152.0	2,137.0

Operating profit (loss)	¥402.5	¥433.5	¥144.4	¥92.3	¥236.7	¥670.2	¥59.8	¥451.1	¥(189.2)	¥1,394.4

*	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expenses items of the internal management reporting system are different from the accompanying consolidated statements of operations. Therefore, it is impracticable to present reconciliations of all of the business segments' information, other than operating profit, to corresponding items in the accompanying consolidated statements of operations.

A reconciliation of the operating profit under the internal management reporting system for the fiscal years ended March 31, 2009, 2010 and 2011 above to income (loss) before income tax expense (benefit) shown on the consolidated statements of operations is as follows:

	2009	2010	2011
	(in billions)
Operating profit:	¥1,126	¥1,401	¥1,394
Provision for credit losses	(627)	(648)	(292)
Trading account profits (losses)—net	(392)	387	(70)
Equity investment securities gains (losses)—net	(538)	207	8
Debt investment securities losses—net	(104)	(11)	(105)
Foreign exchange gains (losses)—net	(48)	118	146
Equity in losses of equity method investees	(60)	(104)	(91)
Impairment of goodwill	(846)	—	—
Impairment of intangible assets	(127)	(12)	(27)
Provision for repayment of excess interest	(48)	(45)	(86)
Other—net	(100)	(11)	(40)

Income (loss) before income tax expense (benefit)	¥(1,764)	¥1,282	¥837